UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-612

Value Line Income and Growth Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item I. Reports to Stockholders.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                               December 31, 2004
--------------------------------------------------------------------------------


                                   Value Line
                                   Income and
                                     Growth
                                   Fund, Inc.

                                     [LOGO]
                                     ------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                     Funds

Value Line Income and Growth Fund, Inc.

                                                        To Our Value Line Income
================================================================================
To Our Shareholders:

The Value Line Income & Growth Fund had a total return of 14.39% in 2004, compared with a total return of 10.88% for the Standard & Poor's 500 Index(1) and a return of 4.20% for the Lehman Government/Credit Bond Index(2).

Equity markets had a strong finish last year as the combination of record corporate earnings (uproughly 20% for the year), solid U.S. economic growth in the 4% area, and the resolution of an uncertain election period took hold in the final quarter of the year. In the year ahead, we expect tougher earnings growth comparisons and a slowing economy as some of the stimulus from the federal government will now be curtailed in conjunction with the continued gradual tightening of monetary policy by the Federal Reserve. Given this backdrop, we continue to focus our equity investing in dividend-paying companies where we believe the quality of the earnings tends to be better. The Fund's cash holdings were at a relatively high level of 17% at year-end, but we expect to be investing some of these assets in the next six months as interest rates continue to rise. Although the Federal Reserve has raised the Federal Funds rate from 1.00% to 2.25% in the last six months, the real rates are still negative as compared to inflation, so we look forward to obtaining better rates in fixed-income securities in the near future.

During the last six months, the Fund has maintained an overweighed position in the energy sector as both earnings growth and dividend payouts here have been very attractive compared to the overall market. Despite the nice appreciation in these holdings over the past year, we still to do not believe that they are fully valued; even with a pullback in commodity prices for the sector, the earnings should support higher prices in the year ahead. At present, this sector accounts for 8% of the Fund's holdings, followed by the drug and medical service and supply sectors, which together account for 6.0% of our holdings. We believe that in the current investment setting, a well-diversified and balanced approach will produce the best long-term results on a risk/reward basis. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remains our goal. As always, we appreciate your continued investment.

                                       Sincerely,

                                   /s/ Jean Bernhard Buttner

                                       Jean Bernhard Buttner
                                       Chairman and President

February 16, 2005

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage- backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

================================================================================
2

                                         Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders
================================================================================

Economic Observations

The maturing business expansion continues to move along at a healthy 3%-4% pace, a level of growth that is underpinned by moderate and steady levels of consumer spending and industrial activity. Moreover, recent trends suggest that the present rate of improvement on the economic front will be sustained over the next several quarters.

Helping the expansion along should be high levels of activity in the housing, auto, retail, manufacturing, and service sectors. This steady growth is likely to be accompanied by modest levels of inflation for the most part. The wild card in the equation, and the reason that we are not forecasting an even greater level of economic growth, is the near-record price of oil. High oil prices threaten the sustainability of the business expansion and the level of price stability.

The continuing moderate pace of gross domestic product growth and accompanying modest inflation should have positive ramifications. That's because this com-binationprobablywillallowtheFederalReserveBoard to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued, in the aggregate, but will not raise rates aggressively enough to derail the business expansion.

Our economic forecast, it should be noted, excludes allowances for a further escalation in global military conflict or a new incidence of worldwide terrorism, neither of which can be predicted with any degree of accuracy as to scope or timing.

================================================================================
                                                                               3

Value Line Income and Growth Fund, Inc.


================================================================================

             Comparison of a Change in Value of a $10,000 Investment
                    in the Value Line Income and Growth Fund,
                         the S&P 500 Stock Index and the
                      Lehman Government/Credit Bond Index*
                            (From 1/1/95 to 12/31/04)

[Mountain chart omitted]

                      $ Value             $ Value             $ Value
                 Value Line Income &       S&P 500     Lehman Government/Credit
Date                Growth Fund             Index             Bond Index
----             -------------------      --------     ------------------------
  1/1/1995             10,000              10,000              10,000
 3/31/1995             10,644              10,974              10,498
 6/30/1995             11,359              12,021              11,180
 9/30/1995             11,997              12,976              11,393
12/31/1995             12,624              13,758              11,924
 3/31/1996             13,258              14,496              11,645
 6/30/1996             13,605              15,147              11,700
 9/30/1996             14,102              15,615              11,906
12/31/1996             14,818              16,916              12,270
 3/31/1997             14,433              17,368              12,164
 6/30/1997             16,333              20,400              12,607
 9/30/1997             17,969              21,930              13,049
12/31/1997             17,566              22,559              13,468
 3/31/1998             18,909              25,706              13,672
 6/30/1998             19,484              26,555              14,029
 9/30/1998             18,241              23,913              14,724
12/31/1998             22,455              29,006              14,744
 3/31/1999             24,258              30,451              14,567
 6/30/1999             24,520              32,597              14,408
 9/30/1999             24,213              30,562              14,486
12/31/1999             28,142              35,109              14,427
 3/31/2000             29,436              35,915              14,815
 6/30/2000             29,043              34,960              15,030
 9/30/2000             29,631              34,622              15,461
12/31/2000             27,684              31,913              16,137
 3/31/2001             25,395              28,129              16,653
 6/30/2001             27,033              29,775              16,703
 9/30/2001             24,384              25,405              17,498
12/31/2001             26,250              28,120              17,509
 3/31/2002             26,082              28,197              17,426
 6/30/2002             24,681              24,419              18,080
 9/30/2002             22,275              20,201              19,110
12/31/2002             23,093              21,905              19,441
 3/31/2003             22,663              21,215              19,761
 6/30/2003             25,426              24,481              20,457
 9/30/2003             26,138              25,128              20,354
12/31/2003             28,734              28,188              20,348
 3/31/2004             29,941              28,665              20,975
 6/30/2004             30,309              29,158              20,311
 9/30/2004             30,468              28,613              21,033
12/31/2004             32,870              31,254              21,202

================================================================================
* The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

      The Lehman Government/Credit Bond Index is an unmanaged index that is representative of investment-grade domestic corporate and government bonds.

The return for the indices do not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                    Average Annual       Growth of an Assumed
                                    Total Return        Investment of $10,000
                                    --------------      ---------------------

  1 year ended 12/31/04 ..........    +14.39%                 $11,439
 5 years ended 12/31/04 ..........     +3.16%                 $11,680
10 years ended 12/31/04 ..........    +12.64%                 $32,870

** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================
4

                                         Value Line Income and Growth Fund, Inc.


================================================================================
FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative total cost of owning different funds.

                                                                      Expenses*
                                                                     paid during
                                           Beginning       Ending      period
                                            account       account      7/1/04
                                             value         value        thru
                                            7/1/04        12/31/04    12/31/04
                                           ---------     ---------   -----------
Actual ................................... $1,000.00     $1,084.50      $5.82
Hypothetical (5% return before expenses) . $1,000.00     $1,019.56      $5.63
================================================================================
* Expenses are equal to the Fund's annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period.

================================================================================
                                                                               5

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at December 31, 2004 (unaudited)
================================================================================

Ten Largest Common Stock Holdings

                                                     Value         Percentage
Issue                                   Shares   (in thousands)   of Net Assets
--------------------------------------------------------------------------------
Devon Energy Corp ...................   40,000       $1,557          0.68%
Citigroup Inc .......................   30,000        1,445          0.63%
Sanofi Aventis ......................   35,000        1,402          0.61%
Exelon Corp .........................   30,000        1,322          0.57%
ChevronTexaco Corp ..................   25,000        1,313          0.57%
Johnson & Johnson ...................   20,000        1,268          0.55%
Encana Corp .........................   22,000        1,255          0.54%
Canadian Natural Resources Ltd ......   28,000        1,197          0.52%
Lincoln National Corp ...............   25,000        1,167          0.51%
PNC Financial Services Group ........   20,000        1,149          0.50%

--------------------------------------------------------------------------------
Asset Allocation

[Pie chart omitted]

Common & Preferred Stocks ...........   62.5%
Bonds & Notes .......................   20.7%
Cash & Other ........................   16.8%

--------------------------------------------------------------------------------
Equity Sector Weightings

[Bar chart omitted]

Industrial Materials ..................................    16.75%
Financial Services ....................................    13.39%
Energy ................................................    13.05%
Healthcare ............................................    12.53%
Business Services .....................................    10.57%
Consumer Goods ........................................     9.72%
Consumer Services .....................................     7.05%
Hardware ..............................................     6.43%
Utilities .............................................     6.15%
Software ..............................................     1.66%
Telecommunication .....................................     1.51%
Media .................................................     1.19%

================================================================================
6

                                         Value Line Income and Growth Fund, Inc.

Schedule of Investments                                       December 31, 2004
================================================================================

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
COMMON STOCKS (60.8%)

       ADVERTISING (0.1%)

25,000 Interpublic Group
         Companies, Inc.* .....................................           $  335

       AEROSPACE/DEFENSE (1.9%)

12,000 Alliant Techsystems, Inc.* .............................              785
25,000 Embraer Empresa Brasileira de ..........................              836
12,000 L-3 Communications
         Holdings, Inc ........................................              879
15,000 Lockheed Martin Corp ...................................              833
24,000 Raytheon Co ............................................              932
                                                                          ------
                                                                           4,265

       APPAREL (0.9%)

30,000 Kellwood Co ............................................            1,035
20,000 Liz Claiborne, Inc .....................................              844
20,000 Tommy Hilfiger Corp.* ..................................              226
                                                                          ------
                                                                           2,105

       AUTO & TRUCK (0.1%)

25,000 China Yuchai International Ltd.* .......................              332

       AUTO PARTS (1.2%)

20,000 Autoliv, Inc ...........................................              966
20,000 Borg Warner, Inc .......................................            1,083
24,000 Superior Industries
         International, Inc ...................................              697
                                                                          ------
                                                                           2,746

       BANK (2.5%)

15,000 Bank of America Corp ...................................              705
25,000 BankNorth Group, Inc ...................................              915
22,000 ICICI Bank Ltd. (ADR) ..................................              443
22,000 KeyCorp ................................................              746
20,000 PNC Financial Services Group,
         Inc. (The) ...........................................            1,149
19,753 Regions Financial Corp .................................              703
15,000 SunTrust Banks, Inc ....................................            1,108
                                                                          ------
                                                                           5,769

       BANK -- MIDWEST (0.6%)

15,000 First Horizon National Corp ............................              647
25,000 U.S. Bancorp ...........................................              783
                                                                          ------
                                                                           1,430

       BEVERAGE -- SOFT
         DRINK (0.5%)

27,500 Cadbury Schweppes plc (ADR) ............................            1,037

       BIOTECHNOLOGY (0.0%)

35,000 Savient Pharmaceuticals Inc.* ..........................               95

       BUILDING MATERIALS (0.1%)

 2,000 Rinker Group, Ltd. (ADR) ...............................              166

       CANADIAN ENERGY (0.5%)

22,000 EnCana Corp ............................................            1,255

       CEMENT &
         AGGREGATES (0.5%)

30,000 Cemex, S.A. de C.V. (ADR) ..............................            1,093

       CHEMICAL -- BASIC (0.9%)

20,000 Dow Chemical Co ........................................              990
20,000 du Pont (E.I.) de Nemours &
         Company, Inc .........................................              981
                                                                          ------
                                                                           1,971

       CHEMICAL --
         DIVERSIFIED (0.8%)

20,000 Cabot Corp. ............................................              774
10,000 FMC Corp.* .............................................              483
22,000 Pall Corp ..............................................              637
                                                                          ------
                                                                           1,894

       CHEMICAL --
         SPECIALTY (1.0%)

24,000 Agrium Inc. ............................................              405
12,000 Avery Dennison Corp ....................................              720
24,000 Hercules Inc.* .........................................              356
20,000 Lubrizol Corp. (The) ...................................              737
                                                                          ------
                                                                           2,218

================================================================================

Value Line Income and Growth Fund, Inc.

Schedule of Investments
================================================================================

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
       COAL (0.5%)

20,000 Mosiac Co ...............................................          $  326
10,000 Peabody Energy Corp .....................................             809
                                                                          ------
                                                                           1,135

       COMPUTER &
         PERIPHERALS (0.9%)

15,000 EMC Corp.* ..............................................             223
40,000 LaserCard Corp ..........................................             420
35,000 MRV Communications, Inc.* ...............................             128
20,000 Mercury Computer Systems, Inc.* .........................             594
15,000 Quatum Corp.* ...........................................              39
20,000 Silicon Graphics, Inc.* .................................              35
30,000 3Com Corp.* .............................................             125
45,000 UniSys Corp.* ...........................................             458
                                                                          ------
                                                                           2,022

       COMPUTER SOFTWARE &
         SERVICES (2.0%)

15,000 Affiliated Computer Services, Inc. ......................
         Class "A"* ............................................             903
15,000 Computer Sciences Corp.* ................................             845
25,000 Compuware Corp.* ........................................             162
24,000 Fair Isaac Corporation ..................................             880
10,000 Microsoft Corp ..........................................             267
20,000 Novell, Inc.* ...........................................             135
15,000 SEI Investments Co ......................................             629
30,000 Siebel Systems, Inc.* ...................................             315
15,000 SunGard Data Systems Inc.* ..............................             425
                                                                          ------
                                                                           4,561
       DIVERSIFIED
         COMPANIES (0.7%)

20,000 Pentair, Inc ............................................             871
12,000 Teleflex, Inc ...........................................             623
                                                                          ------
                                                                           1,494

       DRUG (2.3%)

24,750 Immucor, Inc.* ..........................................             582
40,000 Mylan Laboratories, Inc .................................             707
15,000 Pfizer, Inc .............................................             403
20,000 Pharmaceutical Product
         Development, Inc.* ....................................             826
35,000 Sanofi Aventis ..........................................           1,402
25,000 Serono SA ...............................................             408
30,000 Watson Pharmaceuticals, Inc.* ...........................             984
                                                                          ------
                                                                           5,312

       EDUCATIONAL
         SERVICES (0.2%)

30,000 Corinthian Colleges, Inc.* ..............................             565

       ELECTRICAL
         EQUIPMENT (0.4%)

18,000 Federal Signal Corp .....................................             318
20,000 Thomas & Betts Corp.* ...................................             615
                                                                          ------
                                                                             933

       ELECTRIC UTILITY --
         CENTRAL (0.5%)

20,000 American Electric Power Company,
         Inc ...................................................             687
21,000 Westar Energy, Inc ......................................             480
                                                                          ------
                                                                           1,167

       ELECTRIC UTILITY --
         EAST (1.6%)

12,000 Dominion Resources, Inc .................................             813
30,000 Exelon Corp .............................................           1,322
15,000 PPL Corp ................................................             799
10,000 Pepco Holdings, Inc .....................................             213
14,000 Progress Energy, Inc ....................................             634
                                                                          ------
                                                                           3,781

       ELECTRIC UTILITY --
         WEST (0.2%)

25,000 Xcel Energy, Inc ........................................             455

       ELECTRONICS (1.0%)

12,000 Bookham Inc .............................................              58
17,000 Fargo Electronics, Inc.* ................................             255
35,000 MEMC Electronic Materials, Inc.* ........................             464
30,000 Paxar Corp.* ............................................             665
20,000 Symbol Technologies, Inc ................................             346

================================================================================
8

                                         Value Line Income and Growth Fund, Inc.

                                                              December 31, 2004
================================================================================

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
20,000 Titan Corp.* ............................................          $  324
35,000 Valence Technology, Inc.* ...............................             109
                                                                          ------
                                                                           2,221

       ENTERTAINMENT (0.5%)

25,000 IAC/Interactive Corp.* ..................................             691
38,000 Liberty Media Corp. Series "A"* .........................             417
                                                                          ------
                                                                           1,108

       ENVIRONMENTAL (0.3%)

20,000 Waste Management, Inc ...................................             599

       FINANCIAL SERVICES --
         DIVERSIFIED (1.6%)

30,000 Citigroup Inc ...........................................           1,445
16,000 Gallagher (Arthur J.) & Co ..............................             520
15,000 Loews Corp ..............................................           1,055
15,000 Principal Financial Group, Inc ..........................             614
                                                                          ------
                                                                           3,634

       FOOD PROCESSING (2.5%)

25,000 Archer-Daniels-Midland Co ...............................             558
10,000 Bunge Limited ...........................................             570
20,000 Chiquita Brands International Inc.* .....................             441
25,000 ConAgra Foods, Inc ......................................             736
20,000 Dean Foods Co.* .........................................             659
12,000 General Mills, Inc ......................................             597
15,000 Hormel Foods Corp .......................................             470
25,000 Sara Lee Corp ...........................................             603
20,000 Smithfield Foods, Inc.* .................................             592
15,000 Unilever PLC (ADR) ......................................             593
                                                                          ------
                                                                           5,819

       FOREIGN
         ELECTRONICS (0.4%)

15,000 Canon, Inc. (ADR) .......................................             814

       FOREIGN
         TELECOMMUNICATIONS (0.7%)

12,000 NTT Docomo Inc ..........................................             224
30,000 TDC A/S (ADR) ...........................................             638
20,000 Telecom Corp. of New Zealand
         Ltd. (ADR) ............................................             709
                                                                          ------
                                                                           1,571

       FURNITURE/HOME
         FURNISHINGS (0.2%)

20,000 Culp, Inc.* .............................................             136
30,000 Steelcase Inc. Class "A" ................................             415
                                                                          ------
                                                                             551

       HEALTHCARE INFORMATION
         SYSTEMS (0.5%)

19,000 Applera Corp.-Celera Genomics
         Group* ................................................             261
16,000 Cerner Corp.* ...........................................             851
                                                                          ------
                                                                           1,112

       HOME APPLIANCE (0.0%)

 9,000 Fedders Corp ............................................              33

       HOUSEHOLD
         PRODUCTS (0.2%)

15,000 Newell Rubbermaid, Inc ..................................             363

       INDUSTRIAL SERVICES (0.3%)

25,000 Convergys Corp.* ........................................             375
20,000 SIRVA, Inc.* ............................................             384
                                                                          ------
                                                                             759

       INFORMATION
         SERVICES (0.3%)

25,000 ProQuest Company * ......................................             743

       INSURANCE -- LIFE (0.6%)

25,000 Lincoln National Corp ...................................           1,167
15,000 UnumProvident Corp ......................................             269
                                                                          ------
                                                                           1,436

================================================================================
                                                                              9

Value Line Income and Growth Fund, Inc.

Schedule of Investments
================================================================================

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
       INSURANCE -- PROPERTY &
         CASUALTY (2.1%)

19,000 American Financial Group, Inc .........................         $   595
12,000 Aspen Insurance Holdings Ltd ..........................             294
10,000 Berkley (W.R.) Corp ...................................             472
20,000 HCC Insurance Holdings, Inc ...........................             662
20,000 Montpelier Re Holdings Ltd ............................             769
15,000 PartneRe Ltd ..........................................             929
16,000 Safeco Corp ...........................................             836
25,000 21st Century Insurance Group ..........................             340
                                                                       -------
                                                                         4,897

       INTERNET (0.2%)

30,000 Blue Coat Systems, Inc.* ..............................             558

       MACHINERY (1.5%)

35,000 AGCO Corp.* ...........................................             766
10,000 Briggs & Stratton Corp ................................             416
20,000 Flowserve Corp.* ......................................             551
22,000 Lincoln Electric Holdings, Inc ........................             760
15,000 Snap-on Incorporated ..................................             515
10,000 York International Corp ...............................             345
                                                                       -------
                                                                         3,353

       MARITIME (0.2%)

10,000 Alexander & Baldwin, Inc ..............................             424

       MEDICAL SERVICES (1.8%)

30,000 Health Management Associates, Inc. ....................
         Class "A" ...........................................             682
20,000 Health Net, Inc.* .....................................             577
20,000 Laboratory Corp. of America
         Holdings, Inc .......................................             996
10,000 LifePoint Hospitals, Inc.* ............................             348
15,000 Lincare Holdings, Inc.* ...............................             640
16,000 Matria Healthcare, Inc.* ..............................             625
10,000 OCA Inc.* .............................................              64
26,000 PSS World Medical, Inc.* ..............................             325
                                                                       -------
                                                                         4,257

       MEDICAL SUPPLIES (2.4%)

 8,000 Align Technology Inc.* ................................              86
 8,000 Beckman Coulter, Inc ..................................             536
12,000 Becton Dickinson and Company ..........................             682
12,000 Bio-Rad Laboratories, Inc.* ...........................             688
12,000 Biomet, Inc ...........................................             521
20,000 Closure Medical Corp.* ................................             390
20,000 Johnson & Johnson .....................................           1,268
24,000 PolyMedica Corp .......................................             895
24,000 STERIS Corp* ..........................................             569
                                                                       -------
                                                                         5,635

       METALS FABRICATING (0.3%)

10,000 Lone Star Technologies, Inc.* .........................             335
25,000 Shaw Group, Inc.* .....................................             446
                                                                       -------
                                                                           781

       METALS & MINING --
         DIVERSIFIED (1.0%)

10,000 Allegheny Technologies
         Incorporated ........................................             217
11,000 Alliance Resource Partners, L.P .......................             814
24,000 BHP Billiton Ltd. (ADR) ...............................             576
15,000 Inco Ltd.* ............................................             552
25,000 USEC Inc ..............................................             242
                                                                       -------
                                                                         2,401

       NATURAL GAS --
         DISTRIBUTION (0.2%)

21,000 Ferrellgas Partners, L.P ..............................             426

       NATURAL GAS --
         DIVERSIFIED (1.3%)

40,000 Devon Energy Corp .....................................           1,557
15,000 El Paso Corp ..........................................             156
20,000 National Fuel Gas Co ..................................             567
30,000 Vintage Petroleum Inc .................................             680
                                                                       -------
                                                                         2,960

       NEWSPAPER (0.3%)

40,000 News Corp. Ltd. (ADR) .................................             768

================================================================================
10

                                         Value Line Income and Growth Fund, Inc.

                                                               December 31, 2004
================================================================================

                                                                      Value
Shares                                                           (in thousands)
--------------------------------------------------------------------------------
       OFFICE EQUIPMENT &
         SUPPLIES (0.5%)

20,000 Diebold Inc ............................................           $1,115

       OILFIELD
         SERVICES/EQUIPMENT (0.9%)

20,000 Offshore Logistics, Inc.* ..............................              650
10,000 Plains All American Pipeline LP ........................              377
40,000 Superior Energy Services Inc.* .........................              616
12,000 Teekay Shipping Corp ...................................              505
                                                                          ------
                                                                           2,148

       PACKAGING &
         CONTAINER (0.5%)

18,000 American Greeting Corp. ................................
         Class "A"* ...........................................              456
20,000 Sonoco Products Co .....................................              593
                                                                          ------
                                                                           1,049

       PETROLEUM --
         INTEGRATED (2.8%)

25,000 ChevronTexaco Corp .....................................            1,313
10,000 ConocoPhillips Inc .....................................              868
15,000 Kerr-McGee Corp ........................................              867
24,000 Marathon Oil Corp ......................................              903
 5,000 PetroChina Co., Ltd. (ADR) .............................              268
25,000 Petroleo Brasileiro S.A. (ADR) .........................              995
18,000 Premcor Inc.* ..........................................              759
10,000 Valero Energy Corp .....................................              454
                                                                          ------
                                                                           6,427

       PETROLEUM --
         PRODUCING (1.9%)

12,000 Anadarko Petroleum Corp ................................              778
16,000 Burlington Resources, Inc ..............................              696
28,000 Canadian Natural Resources Ltd. ........................            1,197
15,000 Precision Drilling Corp.* ..............................              942
20,000 Suncor Energy, Inc .....................................              708
                                                                          ------
                                                                           4,321

       PHARMACY SERVICES (0.3%)

20,000 Omnicare, Inc ..........................................              692

       POWER (0.3%)

25,000 Scottish Power plc (ADR) ...............................              779

       PRECIOUS METALS (0.9%)

25,000 AngloGold Ltd. (ADR) ...................................              909
58,000 Coeur d Alene Mines Corp.* .............................              228
20,000 Newmont Mining Corp ....................................              888
                                                                          ------
                                                                           2,025

       PRECISION
         INSTRUMENT (0.4%)

20,000 Mechanical Technology Inc.* ............................              123
30,000 OSI Systems, Inc.* .....................................              681
15,000 RAE Systems Inc.* ......................................              110
                                                                          ------
                                                                             914

       PUBLISHING (0.3%)

20,160 Donnelley (R.R.) & Sons Co .............................              712

       R.E.I.T. (0.6%)

40,000 Crescent Real Estate Equities ..........................              730
30,000 Pengrowth Energy Trust .................................              625
                                                                          ------
                                                                           1,355

       RAILROAD (2.2%)

 6,700 CP Holders, Inc ........................................              542
20,000 CSX Corp ...............................................              801
15,000 Canadian National Railway Co ...........................              919
24,000 Canadian Pacific Railway Ltd. ..........................              826
30,000 Norfolk Southern Corp ..................................            1,086
12,000 Union Pacific Corp .....................................              807
                                                                          ------
                                                                           4,981

       RECREATION (0.3%)

22,000 K2, Inc.* ..............................................              349
19,000 Sunterra Corp.* ........................................              267
                                                                          ------
                                                                             616

       RESTAURANT (0.6%)

15,000 Brinker International Inc.* ............................              526
20,000 CBRL Group, Inc ........................................              837
                                                                          ------
                                                                           1,363

================================================================================
                                                                             11

Value Line Income and Growth Fund, Inc.

Schedule of Investments
================================================================================

                                                                      Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------
       RETAIL -- SPECIAL
         LINES (2.4%)

10,000 Bed Bath & Beyond Inc.* ...............................          $    398
10,000 Borders Group, Inc ....................................               254
35,000 Cato Corp. (The) Class "A" ............................             1,009
40,000 Claire's Stores, Inc ..................................               850
22,000 Linens 'n Things, Inc.* ...............................               546
25,000 NBTY Inc ..............................................               600
30,000 RadioShack Corp .......................................               986
10,000 Ross Stores, Inc ......................................               289
25,000 TJX Companies, Inc. (The) .............................               628
                                                                        --------
                                                                           5,560

       RETAIL --
         AUTOMOTIVE (0.2%)

25,000 Pep Boys, Manny, Moe & Jack ...........................               427

       RETAIL STORE (0.4%)

20,000 BJ's Wholesale Club, Inc.* ............................               583
30,000 Big Lots Inc.* ........................................               364
                                                                        --------
                                                                             947

       SEMICONDUCTOR (0.3%)

33,000 Anadigics Inc.* .......................................               124
14,000 National Semiconductor Corp ...........................               251
30,000 Vitesse Semiconductor Corp.* ..........................               106
27,000 02Micro International Ltd.* ...........................               309
                                                                        --------
                                                                             790

       SHOE (1.2%)

30,000 Brown Shoe Company, Inc ...............................               895
25,000 Genesco, Inc.* ........................................               778
24,000 Reebok International Ltd ..............................             1,056
                                                                        --------
                                                                           2,729

       STEEL -- GENERAL (0.3%)

20,000 Schnitzer Steel Industries, Inc .......................               679

       TELECOMMUNICATIONS
         EQUIPMENT (0.4%)

35,000 Harmonic Inc.* ........................................               292
25,000 UTSTARCOM, Inc.* ......................................               554
                                                                        --------
                                                                             846

       TELECOMMUNICATION
         SERVICES (0.2%)

30,000 Turkcell Iletisim Hizmetleri A ........................               543

       THRIFT (0.2%)

20,000 Washington Federal, Inc ...............................               531

       TRUCKING (0.6%)

10,000 Ryder System, Inc .....................................               478
15,000 Yellow Roadway Corp.* .................................               835
                                                                        --------
                                                                           1,313

       WATER UTILITY (0.6%)

25,000 American States Water Co ..............................               650
20,100 California Water Service Group ........................               757
                                                                        --------
                                                                           1,407

       WIRELESS
         NETWORKING (0.2%)

10,000 Alvarion Ltd.* ........................................               133
11,000 Echelon Corp.* ........................................                93
25,000 Powerwave Technologies Inc.* ..........................               212
30,000 Three-Five Systems, Inc.* .............................                72
                                                                        --------
                                                                             510

       TOTAL COMMON STOCKS
         (Cost $109,054,000) .................................           140,138
                                                                        --------

================================================================================
12

                                         Value Line Income and Growth Fund, Inc.

                                                              December 31, 2004
================================================================================

                                                                     Value
Shares                                                           (in thousands)
--------------------------------------------------------------------------------

PREFERRED STOCKS (1.7%)

       BEVERAGE --
         ALCOHOLIC (0.5%)

30,000 Constellation Brands, Inc. 53/4%,
         Conv. Pfd .............................................          $1,128

       INSURANCE -- LIFE (0.2%)

15,000 UnumProvident Corp. 8.25%, Adj
         Conv. Unit ............................................             541

       MEDICAL SUPPLIES (0.2%)

10,000 Baxter International, Inc. 7%,
         Conv. Unit ............................................             565

       R.E.I.T. (0.3%)

30,000 Healthcare REIT, Inc. 7.875%,
         Series "D" Pfd ........................................             757

       SECURITIES
         BROKERAGE (0.5%)

40,000 Lehman Brothers Holdings, Inc. ..........................
         Floating Rate, Series "G" Pfd .........................           1,018
                                                                          ------

       TOTAL PREFERRED STOCKS
         (Cost $3,542,000) .....................................           4,009
                                                                          ------

  Principal
    Amount                                                          Value
(in thousands)                                                  (in thousands)
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (13.4%)

       AIR TRANSPORT (0.4%)

$1,000 Express Jet Holdings, Inc. Sr
         Conv. Guaranteed Notes,
         4.25%, 8/1/23 ..........................................         $1,021

       AUTO PARTS (0.6%)

 1,400 Delphi Trust II 6.197% Notes,
         11/15/33 ...............................................          1,310

       AUTO & TRUCK (0.5%)

 1,000 Navistar Financial Corp. 43/4% Conv
         Notes, 4/1/09 ..........................................          1,039

       CABLE TV (0.5%)

 1,250 Mediacom Communications, Inc.
              5 1/4% Senior Conv. Notes, 7/1/06 .................          1,231

       CHEMICAL --
         SPECIALTY (0.5%)

 1,175 Lubrizol Corp. 5.875%, Senior
         Notes, 12/1/08 .........................................          1,235

       COMPUTER SOFTWARE &
         SERVICES (0.2%)

   500 Mentor Graphics Corp. 6.875%,
         Sub. Conv. Notes. 6/15/07 ..............................            526

       DRUG (0.2%)

   500 Enzon, Inc. 4.50%, Sub. Conv
         Notes, 7/1/08 ..........................................            470

       ELECTRICAL
         EQUIPMENT (0.6%)

 1,250 Thomas & Betts Corp. 6.39%,
         Notes, 2/10/09 .........................................          1,321

       ELECTRONICS (0.7%)

 1,000 Avnet, Inc. 7.875%,
         Notes, 2/15/05 .........................................          1,005
 1,000 Celestica, Inc. Zero Coupon, Conv
         Notes, 8/1/20 ..........................................            553
                                                                          ------
                                                                           1,558

================================================================================
                                                                             13

Value Line Income and Growth Fund, Inc.

Schedule of Investments
================================================================================

  Principal
    Amount                                                          Value
(in thousands)                                                  (in thousands)
--------------------------------------------------------------------------------

      ENTERTAINMENT (0.2%)

$ 500 Liberty Media Corp. (convertible
        into Motorola, Inc.) 3.50%,
        Senior Exchangeable Debentures,
        1/15/31 ...............................................          $   472

      FINANCIAL SERVICES (2.2%)

1,000 BISYS Group, Inc. (The) 4%, Sub.
        Conv. Notes, 3/15/06 ..................................              994
1,000 IOS Capital LLC 7.25%, Senior
        Notes, 6/30/08 ........................................            1,076
3,000 SLM Corporation Floating Rate
        Notes, 3.961%,** 4/1/14 ...............................            2,923
                                                                         -------
                                                                           4,993

      FOOD PROCESSING (0.5%)

1,000 Universal Foods Inc. 61/2%, 4/1/09 ......................            1,048

      GROCERY (0.8%)

1,000 Delhaize America, Inc. 7.375%,
        Sub. Guaranteed Notes, 4/15/06 ........................            1,050
1,000 Wild Oats Markets, Inc., 3.25%
        Conv. Deb. 5/15/34(1) .................................              886
                                                                         -------
                                                                           1,936

      HOTEL/GAMING (0.5%)

1,000 Park Place Entertainment Corp. ..........................
        7.875%, Senior Sub. Notes,
        12/15/05 ..............................................            1,037

      INSURANCE -- LIFE (1.3%)

3,000 Principal Life Income Fundings
        Trust 2 Floating Rate Notes,
        3.62%, ** 4/1/16 ......................................            2,964

      INDUSTRIAL SERVICES (0.4%)

1,000 Quanta Services, Inc. 4%, Sub.
        Conv. Notes, 7/1/07 ...................................              950

      OILFIELD
        SERVICES/EQUIPMENT (0.2%)

$ 500 PEMEX Project Funding Master
        Trust 7.375%, Guaranteed Notes,
        12/15/14 ..............................................              556

      PAPER & FOREST PRODUCTS (0.3%)

  750 Scotia Pacific Company, LLC
        7.11%, Class "A-2" Collateralized
        Notes, 1/20/14 ........................................              652

      PRECISION
        INSTRUMENT (0.4%)

1,000 Agilent Technologies, Inc., 3%,
        Senior Conv. Debentures (3% to
        6/11/06; Resets thereafter),
        12/1/21 ...............................................            1,009

      RETAIL AUTOMOTIVE (0.1%)

  300 Pep Boys-Manny Moe & Jack
        (The), 4 1/4%, Conv. Note 6/1/07 ......................              305

      RETAIL STORE (0.5%)

1,000 Dollar General Corp. 8.625%,
        Senior Guaranteed Notes,
        6/15/10 ...............................................            1,163

      SECURITIES
        BROKERAGE (0.9%)

2,000 Bear Stearns Companies, Inc.
        Floating Rate Notes, 3.567%,**
        4/10/14 ...............................................            1,978

      SEMICONDUCTOR (0.4%)

1,000 Advanced Energy Industries, Inc.
        5%, Sub. Conv. Notes, 9/1/06 ..........................              972

      TRUCKING (0.5%)

1,000 Roadway Corp. 8.25%, Notes,
        12/1/08 ...............................................            1,125
                                                                         -------

      TOTAL CORPORATE BONDS &
        NOTES
        (Cost $30,066,000) ....................................           30,871
                                                                         -------

================================================================================
14

                                         Value Line Income and Growth Fund, Inc.

                                                              December 31, 2004
================================================================================

  Principal
    Amount                                                          Value
(in thousands)                                                  (in thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
   OBLIGATIONS (7.3%)

   $ 2,000 Federal Home Loan Bank Bonds,
             3.02%, 11/28/06 .................................        $   1,991
     2,000 Federal Home Loan Bank Bonds,
             3.25%, 12/15/06 .................................            1,998
     2,000 Federal Home Loan Bank Bonds,
             3.33%, 12/20/06 .................................            2,001
     2,000 Federal Home Loan Bank Bonds,
             3.50%, 2/28/07 ..................................            2,001
     3,000 Federal Home Loan Bank Bonds,
             3.05%, 11/9/07 ..................................            2,994
     3,000 Federal Home Loan Bank Bonds,
             4.08%, 5/19/09 ..................................            3,017
     2,000 Federal Home Loan Bank Bonds,
             3.00%, 3/30/11 ..................................            1,995
     4,000 Federal Home Loan Mortgage
             Corp., 4.82%, 2/15/26 (IO) ......................              724
                                                                      ---------

           TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS
             (Cost $16,728,000) ..............................           16,721
                                                                      ---------

           TOTAL INVESTMENT
             SECURITIES (83.2%)

             (Cost $159,390,000) .............................          191,739
                                                                      ---------

SHORT-TERM INVESTMENTS (16.9%)

           CORPORATE BOND (2.2%)

     5,000 Nelnet Student Loan Corporation
             Series 2004-2A Class A5C
             Floating Rate Bond, 2.44%**,
             1/22/05 .........................................            5,000

           REPURCHASE AGREEMENT (14.7%)
             (including accrued interest)

    11,400 Collateralized by $9,928,000 U.S.
             Treasury Bonds 6.125%, due
             11/15/27, with a value of
             $11,648,000 (with UBS Warburg
             LLC, 1.50%, dated 12/31/04, due
             1/3/05, delivery value
             $11,401,425) ....................................           11,401

    11,500 Collateralized by $7,925,000 U.S.
             Treasury Notes 9.875%, due
             11/15/15, with a value of
             $11,807,000 (with Morgan
             Stanley & Co., Inc., 1.40%, dated
             12/31/04, due 1/3/05, delivery
             value $11,501,342) ..............................           11,500

    11,000 Collateralized by $7,890,000 U.S.
             Treasury Notes 12.50%, due
             8/15/14, with a value of
             $11,236,000 (with State Street
             Bank & Trust, 1.45%, dated
             12/31/04, due 1/3/05, delivery
             value $11,001,329) ..............................           11,000
                                                                      ---------

           TOTAL REPURCHASE
             AGREEMENTS ......................................           33,901
                                                                      ---------

           TOTAL SHORT-TERM
             INVESTMENTS
             (Cost $38,901,000) ..............................           38,901
                                                                      ---------

           EXCESS OF LIABILITIES OVER CASH
             & OTHER ASSETS (-0.1%) ..........................              (81)
                                                                      ---------

           NET ASSETS (100.0%) ...............................        $ 230,559
                                                                      =========

           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER
             OUTSTANDING SHARE
             ($230,558,890 / 27,623,376 shares
             outstanding) ....................................        $    8.35
                                                                      =========

Glossary:

(ADR) American Depositary Receipts.
*     Non-income producing.
**    Rate at 12/31/04. Floating Rate changes monthly.
(1)   144A Security.
(IO)  Interest Only Security.

================================================================================

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2004
===============================================================================

                                                                (In thousands
                                                               except per share
                                                                     amount)
                                                               ----------------
Assets:

Investment securities, at value
  (Cost - $159,390) .........................................          $191,739
Short-term investments
  (Cost - $38,901) ..........................................            38,901
Cash ........................................................                74
Dividends and interest receivable ...........................               581
Receivable for capital shares sold ..........................               342
Prepaid insurance expense ...................................                50
                                                                       --------
    Total Assets ............................................           231,642
                                                                       --------
Liabilities:

Payable for securities purchased ............................               487
Payable for capital shares repurchased ......................               325
Accrued expenses:
  Advisory fee ..............................................               130
  Service and distribution plan fees ........................                48
  Other .....................................................                93
                                                                       --------
    Total Liabilities .......................................             1,083
                                                                       --------
Net Assets ..................................................          $230,559
                                                                       ========
Net Assets consist of:

Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  27,623,376 shares) ........................................          $ 27,623
Additional paid-in capital ..................................           166,226
Undistributed net investment income .........................               309
Undistributed net realized gain on
  investments ...............................................             4,052
Net unrealized appreciation of
  investments ...............................................            32,349
                                                                       --------
Net Assets ..................................................          $230,559
                                                                       ========
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($230,558,890 / 27,623,376
  shares outstanding) .......................................          $   8.35
                                                                       ========

Statement of Operations for the
Year Ended December 31, 2004
===============================================================================

                                                                 (In thousands)
                                                                 --------------

Investment Income:

Interest ...................................................          $  2,728
Dividends (Net of foreign withholding
  tax of $48) ..............................................             2,474
                                                                      --------
    Total Income ...........................................             5,202
                                                                      --------
Expenses:

Advisory fee ...............................................             1,443
Service and distribution plan fees .........................               536
Transfer agent fees ........................................               112
Custodian fees .............................................                67
Auditing and legal fees ....................................                64
Printing ...................................................                46
Postage ....................................................                29
Insurance ..................................................                29
Registration and filing fees ...............................                24
Directors' fees and expenses ...............................                21
Telephone ..................................................                17
                                                                      --------
  Total Expenses Before Custody
    Credits ................................................             2,388
  Less: Custody Credits ....................................                (2)
                                                                      --------
  Net Expenses .............................................             2,386
                                                                      --------
Net Investment Income ......................................             2,816
                                                                      --------
Net Realized and Unrealized Gain on
  Investments:

    Net Realized Gain ......................................            22,743
      Change in Net Unrealized
      Appreciation .........................................             3,740
                                                                      --------
Net Realized Gain and Change in Net
  Unrealized Appreciation on
  Investments ..............................................            26,483
                                                                      --------
Net Increase in Net Assets from
  Operations ...............................................          $ 29,299
                                                                      ========

See Notes to Financial Statements.
================================================================================
16

                                         Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets for the
Years Ended December 31, 2004 and 2003
================================================================================

                                                                   Year Ended    Year Ended
                                                                  December 31,  December 31,
                                                                      2004          2003
                                                                    ----------------------
                                                                         (In thousands)
Operations:

  Net in vestment income ........................................   $   2,816    $   2,606
  Net realized gain on investments ..............................      22,743       12,854
  Change in net unrealized appreciation .........................       3,740       26,617
                                                                    ----------------------
  Net increase in net assets from operations ....................      29,299       42,077
                                                                    ----------------------

Distributions to Shareholders:

  Net investment income .........................................      (2,674)      (2,614)
  Net realized gain from investment transactions ................     (23,494)      (8,767)
                                                                    ----------------------
  Total distributions ...........................................     (26,168)     (11,381)
                                                                    ----------------------

Capital Share Transactions:

  Net proceeds from sale of shares ..............................      21,672       90,849
  Net proceeds from reinvestment of distributions to shareholders      23,200        9,976
  Cost of shares repurchased ....................................     (25,771)    (112,196)
                                                                    ----------------------
  Increase (Decrease) from capital share transactions ...........      19,101      (11,371)
                                                                    ----------------------
Total Increase in Net Assets ....................................      22,232       19,325

Net Assets:

  Beginning of year .............................................     208,327      189,002
                                                                    ----------------------
  End of year ...................................................   $ 230,559    $ 208,327
                                                                    ======================

Undistributed Net Investment Income, at end of year .............   $     309    $     129
                                                                    ======================

See Notes to Financial Statements.
================================================================================
                                                                              17

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the

================================================================================
18

                                         Value Line Income and Growth Fund, Inc.

                                                               December 31, 2004
================================================================================

ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                    Year Ended      Year Ended
                                                   December 31,     December 31,
                                                      2004              2003
                                                     -------------------------

Shares sold ................................           2,529            12,859
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions ............................           2,793             1,241
                                                     -------------------------
                                                       5,322            14,100
Shares repurchased .........................          (3,017)          (15,787)
                                                     -------------------------
Net increase (decrease) ....................           2,305            (1,687)
                                                     =========================
Dividends per share from
  net investment income ....................         $ .1075           $ .1050
                                                     =========================
Distributions per share
  from net realized gains ..................         $ .9425           $ .3604
                                                     =========================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    Year Ended
                                                                   December 31,
                                                                       2004
                                                                   ------------
                                                                  (in thousands)

PURCHASES:

U.S. Treasury & Government Agency
  Obligations ..............................................         $ 25,648
Other Investment Securities ................................          163,431
                                                                     --------
                                                                     $189,079
                                                                     ========

SALES & REDEMPTIONS:

U.S. Treasury & Government Agency
  Obligations ..............................................         $ 24,892
Other Investment Securities ................................          181,408
                                                                     --------
                                                                     $206,300
                                                                     ========

4. Income Taxes

At December 31, 2004, information on the tax components of capital is as follows:

                                                                 (in thousands)
                                                                 --------------

Cost of investments for tax purposes .......................          $ 198,507
                                                                      =========
Gross tax unrealized appreciation ..........................          $  33,280
Gross tax unrealized depreciation ..........................             (1,147)
                                                                      ---------
Net tax unrealized appreciation on
  in vestments .............................................          $  32,133
                                                                      =========
Undistributed ordinary income ..............................          $     327
                                                                      =========
Undistributed long-term gain ...............................          $   4,250
                                                                      =========

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and publicly traded partnerships.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund reclassified $38,000 from undis-

================================================================================
                                                                              19

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements                                  December 31, 2004
================================================================================

tributed net realized gain to undistributed net investment income. Net assets were not affected by this reclassification.

The tax composition of distributions to shareholders for the years ended December 31, 2004 and 2003 were as follows:

                                                        2004      2003
                                                      -----------------
                                                        (in thousands)

Ordinary income ...................................   $11,883   $ 6,953
Long-term capital gain ............................    14,285     4,428
                                                      -----------------
                                                       26,168   $11,381
                                                      =================

5. Investment Advisory Contract, Management Fees and Transactions With
   Affiliates

An advisory fee of $1,443,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2004. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2004, fees amounting to $536,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. For the year ended December 31, 2004, the Fund paid brokerage commissions totaling $235,000 to the distributor which clears its transactions through unaffiliated brokers.

For the year ended December 31, 2004, the Fund's expenses were reduced by $2,000 under a custody credit arrangement with the Custodian.

At December 31, 2004, the Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan, owned 273,264 shares of the Fund's capital stock, representing 0.99% of the outstanding shares.

================================================================================
20

                                         Value Line Income and Growth Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each year:

                                                                          Years Ended December 31,
                                              ---------------------------------------------------------------------------
                                                  2004            2003            2002            2001            2000
                                              ===========================================================================
Net asset value, beginning of year ........   $      8.23     $      7.00     $      8.17     $      9.00     $     10.10
                                              ---------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income ...................            11             .11             .11             .11             .13
  Net gains or losses on securities (both
    realized and unrealized ...............          1.06            1.59           (1.09)           (.58)           (.28)
                                              ---------------------------------------------------------------------------
  Total from investment operations ........          1.17            1.70            (.98)           (.47)           (.15)
                                              ---------------------------------------------------------------------------
Less distributions:

  Dividends from net investment income ....          (.11)           (.11)           (.11)           (.12)           (.13)
  Distributions from net realized gains ...          (.94)           (.36)           (.08)           (.24)           (.82)
                                              ---------------------------------------------------------------------------
  Total distributions .....................         (1.05)           (.47)           (.19)           (.36)           (.95)
                                              ---------------------------------------------------------------------------
Net asset value, end of year ..............   $      8.35     $      8.23     $      7.00     $      8.17     $      9.00
                                              ===========================================================================
Total return ..............................         14.39%          24.43%         (12.03)%         (5.18)%         (1.63)%
                                              ---------------------------------------------------------------------------
Ratios/Supplemental Data:

Net assets, end of year (in thousands) ....   $   230,559     $   208,327     $   189,002     $   198,108     $   218,303
Ratio of expenses to average net assets (1)          1.11%           1.15%           1.15%           1.09%            .95%
Ratio of net investment income to average
  net assets ..............................          1.31%           1.37%           1.41%           1.25%           1.32%
Portfolio turnover rate ...................           103%            106%            155%             88%             41%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would have been 1.14% for the year ended December 31, 2003, 1.08% for the year ended December 31, 2001, and would not have changed for the years ended December 31, 2004, 2002, and 2000.

See Notes to Financial Statements.
================================================================================
                                                                              21

Value Line Income and Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm
================================================================================

To the Board of Directors and Shareholders of Value Line Income and Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Income and Growth Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 23, 2005

================================================================================
22

                                         Value Line Income and Growth Fund, Inc.

Management of the Fund
================================================================================

--------------------------------------------------------------------------------
                 Federal Tax Status of Distributions (unaudited)

               For corporate taxpayers 19% of the ordinary income distributions paid during the calendar year 2004, qualify for the corporate dividends received deductions.

          During the calendar year 2004, 25.83% of the ordinary income distribution are treated as qualified dividends.

  During the calendar year 2004, the Fund distributed $14,285,593 of long-term capital gain to its shareholders.
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                           Principal
                                                                           Occupation
                                                         Length of         During the                           Other Directorships
Name, Address, and Age         Position                  Time Served       Past 5 Years                         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------

Jean Bernhard Buttner          Chairman of the           Since 1983        Chairman, President and              Value Line, Inc.
Age 70                         Board of Directors                          Chief Executive Officer of
                               and President                               Value Line, Inc. (the
                                                                           "Adviser") and Value Line
                                                                           Publishing, Inc.; Chairman
                                                                           and President of each of the
                                                                           14 Value Line Funds and
                                                                           Value Line Securities, Inc.
                                                                           (the "Distributor").
------------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth                 Director                  Since 2000        Real Estate Executive:               None
5 Outrider Road                                                            President, Ruth Realty (real
Rolling Hills, CA 90274                                                    estate broker); Director of the
Age 70                                                                     Adviser since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director                  Since 1991        Consultant, Academic Search          None
1611 Cold Spring Rd.                                                       Consultation Service, Inc.;
Williamstown, MA 01267                                                     Trustee Emeritus and
Age 81                                                                     Chairman (1993-1994) of the
                                                                           Board of Trustees of Duke
                                                                           University; President
                                                                           Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
                                                                              23

Value Line Income and Growth Fund, Inc.

Management of the Fund
================================================================================


                                                                           Principal
                                                                           Occupation
                                                         Length of         During the                           Other Directorships
Name, Address, and Age         Position                  Time Served       Past 5 Years                         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director                  Since 2000        Customer Support Analyst,            None
4921 Buckingham Drive                                                      Duke Power Company.
Charlotte, NC 28209
Age 63
------------------------------------------------------------------------------------------------------------------------------------
Francis Oakley                 Director                  Since 2000        Professor of History,                Berkshire Life
54 Scott Hill Road                                                         Williams College, 1961 to            Insurance Company
Williamstown, MA 01267                                                     2002; President Emeritus             of America
Age 73                                                                     since 1994 and President,
                                                                           1985-1994; Chairman (1993-
                                                                           1997) and Interim
                                                                           President (2002) of the
                                                                           American Council of
                                                                           Learned Societies.
------------------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director                  Since 1997        Visiting Professor of                None
5 Birch Run Drive                                                          Classics, Williams College,
Saratoga Springs, NY 12866                                                 since 1999; President
Age 69                                                                     Emeritus, Skidmore College
                                                                           since 1999 and President,
                                                                           1987-1998.
------------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director                  Since 1983        Chairman, Institute for              A. Schulman Inc.
169 Pompano St.                                                            Political Economy.                   (plastics)
Panama City Beach, FL 32413
Age 66
------------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director                  Since 1996        Senior Financial Advisor,            None
1409 Beaumont Drive                                                        Hawthorne, since 2001;
Gladwyne, PA 19035                                                         Chairman, Radcliffe College
Age 56                                                                     Board of Trustees,
                                                                           1990-1999.

================================================================================
24

                                         Value Line Income and Growth Fund, Inc.

Management of the Fund
================================================================================

                                                                           Principal
                                                                           Occupation
                                                         Length of         During the
Name, Address, and Age         Position                  Time Served       Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Bradley T. Brooks              Vice President            Since 2002        Portfolio Manager with the
Age 42                                                                     Adviser since 1999;
                                                                           Securities Analyst with the
                                                                           Adviser, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Sigourney B. Romaine           Vice President            Since 2003        Portfolio Manager with the
Age 61                                                                     Adviser since 2002;
                                                                           Securities Analyst with the
                                                                           Adviser, 1996-2002.
------------------------------------------------------------------------------------------------------------------------------------
John J. Koller                 Vice President            Since 2004        Portfolio Manager with the
Age 36                                                                     Adviser since 2004;
                                                                           Securities analyst with
                                                                           the Adviser, 2000-2004.
------------------------------------------------------------------------------------------------------------------------------------
David T. Henigson              Vice President,           Since 1994        Director, Vice President and
Age 46                         Secretary and Treasurer                     Compliance Officer of the
                                                                           Adviser; Director and Vice
                                                                           President of the
                                                                           Distributor; Vice
                                                                           President, Secretary,
                                                                           Treasurer and Chief
                                                                           Compliance Officer of each
                                                                           of the 14 Value Line
                                                                           Funds.

--------------------------------------------------------------------------------
* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

================================================================================
                                                                              25

Value Line Income and Growth Fund, Inc.
================================================================================


                 (This page has been left blank intentionally.)


================================================================================
26

                                         Value Line Income and Growth Fund, Inc.

================================================================================


                 (This page has been left blank intentionally.)


================================================================================

Value Line Income and Growth Fund, Inc.

                         The Value Line Family of Funds
================================================================================

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line NewYork Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

================================================================================
28

INVESTMENT ADVISER         Value Line, Inc.
                           220 East 42nd Street
                           New York, NY 10017-5891

DISTRIBUTOR                Value Line Securities, Inc.
                           220 East 42nd Street
                           New York, NY 10017-5891

CUSTODIAN BANK             State Street Bank and Trust Co.
                           225 Franklin Street
                           Boston, MA 02110

SHAREHOLDER                State Street Bank and Trust Co.
SERVICING AGENT            c/o BFDS
                           P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT                PricewaterhouseCoopers LLP
REGISTERED PUBLIC          300 Madison Avenue
ACCOUNTING FIRM            New York, NY 10017

LEGAL COUNSEL              Peter D. Lowenstein, Esq.
                           Two Sound View Drive, Suite 100
                           Greenwich, CT 06830

DIRECTORS                  Jean Bernhard Buttner
                           John W. Chandler
                           Frances T. Newton
                           Francis C. Oakley
                           David H. Porter
                           Paul Craig Roberts
                           Marion N. Ruth
                           Nancy-Beth Sheerr

OFFICERS                   Jean Bernhard Buttner
                           Chairman and President
                           Bradley T. Brooks
                           Vice President
                           Sigourney B. Romaine
                           Vice President
                           John J. Koller
                           Vice President
                           David T. Henigson
                           Vice President and
                           Secretary/Treasurer
                           Joseph Van Dyke
                           Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #532845

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2004 - $8,891; Audit Fees 2003 - $29,140.

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2004 -$5,940; Tax Preparation Fees 2003 -
            $6,840.

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g) Aggregate Non-Audit Fees 2004 -$5,940; Aggregate Non-Audit Fees 2003- $6,840.

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By         /s/ Jean B. Buttner
           ---------------------------------
           Jean B. Buttner, President

Date:      March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Jean B. Buttner
           --------------------------------------------
           Jean B. Buttner, President, Principal Executive Officer

By:        /s/ David T. Henigson
           -----------------------------------------------------------
           David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:      March 4, 2005